Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Machinery	$781,541	$742,909
Vehicles	84,758	80,568
Electric equipment	150,778	143,325
Office equipment	80,483	76,505
Leasehold improvement	1,640,872	1,559,764
Total property plant and equipment, at cost	2,738,432	2,603,071
Less: accumulated depreciation	(2,203,651)	(2,027,478)
Less: accumulated impairment	(417,678)	(397,032)
Total property, plant and equipment, net	$117,103	$178,561

Depreciation expenses were $67,843 and $75,059 for the years ended March 31, 2026 and 2025, respectively. For the years ended March 31, 2026 and 2025, the Company recorded no impairment of property, plant and equipment. Movements in accumulated impairment were due to foreign currency translation differences.

For the year ended March 31, 2025, the Company disposed a vehicle with carrying amount of $76,005 (cost of $136,335 and accumulated depreciation of $60,330) for the settlement of car loan balances. The Company received cash of $65,539 and recorded loss from the disposal of property, plant and equipment of $10,466 in other income (expenses), net.